Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
Summary of Company's Subsidiaries

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2019, 2018 and 2017 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2019	2018	2017
Liminal R&D BioSciences Inc. (formerly Prometic Biosciences Inc.)	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	87%
Prometic Bioseparations Ltd	Discontinued operations	Isle of Man, British Isles	nil	100%	100%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	N/A	N/A
Prometic Manufacturing Inc.	Discontinued operations	Quebec, Canada	nil	100%	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	100%	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	N/A
Liminal BioSciences Holdings Limited (formerly Prometic Pharma SMT Holdings Limited)	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited (formerly Prometic Pharma SMT Limited)	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	N/A	N/A
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%

The interests in the subsidiaries for which the Company holds or held less than 100% interest for the three-year period ended December 31, 2019 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2019	2018	2017
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	87%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%

Summary of Financial Information for Entities Non-controlling Interest

Summarized statement of financial position:

	PRDT	NantPro
Receivables (current)	$9	$-
Capital and intangible assets (long-term)	156	-
Trade and other payables (current)	(748)	-
Intercompany loans and lease inducements and obligations (long-term)	(15,956)	-
Total equity (negative equity)	$(16,539)	$-
Attributable to non-controlling interests	$(7,255)	$-

Summarized statement of operations:

	PRDT	NantPro
Revenues or services rendered to other members of the group	$585	$-
Cost of sales and production	(132)	(1,213)
Research and development expenses	(215)	-
Administration and other expenses	(896)	(13)
Impairment loss	(129)	-
Net loss and comprehensive loss	$(787)	$(1,226)
Attributable to non-controlling interests	$(713)	$(331)

Summarized statement of financial position:

	PRDT	NantPro
Capital and intangible assets (long-term)	$351	$-
Trade and other payables (current)	(613)	-
Intercompany loans (long-term)	(15,672)	-
Total equity (negative equity)	$(15,934)	$-
Attributable to non-controlling interests	$(6,542)	$-

Summarized statement of operations:

	PRDT	NantPro
Revenues or services rendered to other members of the group	$839	$-
Cost of sales and production	(190)	(10,526)
Research and development expenses	(179)	(30)
Administration and other expenses	(1,001)	(131)
Impairment loss	-	(141,025)
Net loss and comprehensive loss	$(531)	$(151,712)
Attributable to non-controlling interests	$(641)	$(40,962)

Summarized statement of financial position:

	PBP	PRDT	NantPro
Investment tax credits receivables and other current assets	$13,250	$-	$-
Capital and intangible assets (long-term)	20,427	398	141,025
Trade and other payables (current)	(6,965)	(417)	-
Intercompany loans (long-term)	(120,789)	(15,003)	-
Total equity (negative equity)	$(94,077)	$(15,022)	$141,025
Attributable to non-controlling interests	$(10,722)	$(5,901)	$38,070

Summarized statement of operations:

	PBP	PRDT	NantPro
Revenues or services rendered to other members of the group	$3,712	$181	$-
Cost of sales and production	(1,635)	-	-
Research and development expenses	(34,027)	(335)	(17,482)
Administration and other expenses	(4,587)	(957)	(210)
Net loss and comprehensive loss	$(36,537)	$(1,111)	$(17,692)
Attributable to non-controlling interests	$(4,750)	$(779)	$(4,776)

Summary of Losses Allocated to NCI in Consolidated Statements of Operations, Per Subsidiary

For all years presented, the losses allocated to the NCI in the consolidated statements of operations, per subsidiary are as follows:

	2019	2018	2017
Consolidated statements of operations:
Prometic Bioproduction Inc.	$-	$(927)	$(4,750)
Pathogen Removal and Diagnostic Technologies Inc.	(713)	(641)	(778)
NantPro Biosciences, LLC	(331)	(40,962)	(4,777)
Total non-controlling interests	$(1,044)	$(42,530)	$(10,305)